Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

The provision for income taxes consisted of the following:

	Years Ended December 31,
Tax provision attributed to income from operations:	2011	2010
Current:	(Dollars in Thousands)
Federal	$157	$1,361
State	23	281
Deferred expense (benefit)	698	(697)
PROVISION FOR INCOME TAXES	$878	$945

The components of deferred tax assets and liabilities at December 31, 2011 and 2010 were as follows:

	2011	2010
	(Dollars in Thousands)
Allowance for loan losses	$1,544	$2,091
Retirement plans	1,369	1,118
Alternative minimum tax credits	164	—
Other	131	121
Gross deferred tax assets	3,208	3,330
Depreciation	(216)	(280)
Goodwill	(1,586)	(1,428)
Unrealized gains on securities available for sale	(276)	(167)
Other	(252)	(240)
Gross deferred tax liabilities	(2,330)	(2,115)
NET DEFERRED TAX ASSET	$878	$1,215

The principal differences between the effective tax rate and the federal statutory rate were as follows:

	Years Ended December 31,
	2011		2010
	(Dollars in Thousands)
	Amount	%	Amount	%
Provision at statutory rate	$1,052	34	$1,049	34
Tax-exempt interest income from certain investment securities and loans	(276)	(9)	(273)	(9)
State income tax expense, net of federal benefit	91	3	120	4
Other, net	11	—	49	2
PROVISION FOR INCOME TAXES	$878	28	$945	31